UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811 - 08947
Invesco QQQ TrustSM, Series 1
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:
Invesco QQQ TrustSM, Series 1
QQQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Invesco QQQ TrustSM, Series 1 (the “Fund”) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco QQQ TrustSM, Series 1	$9	0.19%*
*	Annualized.
What Are Key Statistics About The Fund?
(as of March 31, 2026)
Fund net assets	$371,121,437,386
Total number of portfolio holdings	102
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of March 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.68%
Apple, Inc.	7.63%
Microsoft Corp.	5.63%
Amazon.com, Inc.	4.58%
Tesla, Inc.	3.80%
Meta Platforms, Inc., Class A	3.46%
Walmart, Inc.	3.44%
Alphabet, Inc., Class A	3.43%
Alphabet, Inc., Class C	3.19%
Broadcom, Inc.	3.00%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQ-SAR
Invesco QQQ TrustSM, Series 1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
March 31, 2026
QQQ	Invesco QQQ TrustSM, Series 1

Invesco QQQ TrustSM, Series 1 (QQQ)
March 31, 2026
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Aerospace & Defense-0.19%
Axon Enterprise, Inc.(b)	1,687,391	$716,618,084
Automobiles-3.80%
Tesla, Inc.(b)	37,943,872	14,105,634,416
Beverages-2.04%
Coca-Cola Europacific Partners PLC (United Kingdom)	9,616,549	871,932,498
Keurig Dr Pepper, Inc.	28,515,246	750,806,427
Monster Beverage Corp.(b)	20,531,634	1,487,722,200
PepsiCo, Inc.	28,682,795	4,454,151,235
		7,564,612,360
Biotechnology-3.59%
Alnylam Pharmaceuticals, Inc.(b)	2,783,394	920,941,573
Amgen, Inc.	11,313,781	3,980,753,845
Gilead Sciences, Inc.	26,054,487	3,631,213,853
Insmed, Inc.(b)	4,523,921	739,751,562
Regeneron Pharmaceuticals, Inc.	2,180,631	1,684,842,736
Vertex Pharmaceuticals, Inc.(b)	5,331,554	2,380,752,123
		13,338,255,692
Broadline Retail-5.46%
Amazon.com, Inc.(b)	81,610,317	16,996,980,721
MercadoLibre, Inc. (Brazil)(b)	1,063,988	1,839,656,532
PDD Holdings, Inc., ADR (China)(b)	14,018,173	1,432,376,917
		20,269,014,170
Chemicals-1.30%
Linde PLC	9,725,506	4,821,516,855
Commercial Services & Supplies-0.56%
Cintas Corp.	8,392,733	1,419,546,860
Copart, Inc.(b)	20,316,358	674,503,085
		2,094,049,945
Communications Equipment-1.73%
Cisco Systems, Inc.	82,898,986	6,432,132,324
Construction & Engineering-0.27%
Ferrovial SE	15,099,689	982,234,769
Consumer Staples Distribution & Retail-5.94%
Costco Wholesale Corp.	9,315,742	9,282,484,801
Walmart, Inc.	102,571,551	12,747,592,358
		22,030,077,159
Electric Utilities-1.54%
American Electric Power Co., Inc.	11,351,421	1,487,944,265
Constellation Energy Corp.	7,597,329	2,121,554,123
Exelon Corp.	21,468,124	1,052,367,439
Xcel Energy, Inc.	13,093,664	1,040,160,668
		5,702,026,495
Energy Equipment & Services-0.34%
Baker Hughes Co., Class A	20,742,565	1,266,333,593
Entertainment-3.18%
Electronic Arts, Inc.	5,252,191	1,070,764,179
Netflix, Inc.(b)	88,613,219	8,520,161,007
Take-Two Interactive Software, Inc.(b)	3,882,780	766,849,050
Warner Bros. Discovery, Inc.(b)	52,047,898	1,429,235,279
		11,787,009,515
	Shares	Value
Financial Services-0.24%
PayPal Holdings, Inc.	19,322,609	$873,961,605
Food Products-0.57%
Kraft Heinz Co. (The)	24,864,357	559,199,389
Mondelez International, Inc., Class A	26,902,918	1,550,684,193
		2,109,883,582
Ground Transportation-0.66%
CSX Corp.	39,027,745	1,602,088,932
Old Dominion Freight Line, Inc.	4,374,399	854,757,565
		2,456,846,497
Health Care Equipment & Supplies-1.50%
Dexcom, Inc.(b)	8,077,454	507,264,111
GE HealthCare Technologies, Inc.	9,565,131	680,846,025
IDEXX Laboratories, Inc.(b)	1,671,121	938,986,179
Intuitive Surgical, Inc.(b)	7,453,055	3,435,783,824
		5,562,880,139
Hotels, Restaurants & Leisure-2.47%
Airbnb, Inc., Class A(b)	8,889,758	1,122,598,640
Booking Holdings, Inc.	664,716	2,798,667,069
DoorDash, Inc., Class A(b)	8,604,284	1,291,933,243
Marriott International, Inc., Class A	5,561,362	1,818,954,670
Starbucks Corp.	23,906,914	2,141,820,425
		9,173,974,047
Industrial Conglomerates-0.81%
Honeywell International, Inc.	13,341,325	3,015,539,690
Interactive Media & Services-10.08%
Alphabet, Inc., Class A	44,260,753	12,727,622,133
Alphabet, Inc., Class C	41,341,448	11,859,207,773
Meta Platforms, Inc., Class A	22,422,049	12,828,326,894
		37,415,156,800
IT Services-0.99%
Cognizant Technology Solutions Corp., Class A	10,037,262	615,786,024
Shopify, Inc., Class A (Canada)(b)	25,731,626	3,052,285,476
		3,668,071,500
Machinery-0.34%
PACCAR, Inc.	11,040,567	1,275,185,489
Media-0.74%
Charter Communications, Inc., Class A(b)	2,657,669	573,737,584
Comcast Corp., Class A	75,312,104	2,162,210,506
		2,735,948,090
Oil, Gas & Consumable Fuels-0.32%
Diamondback Energy, Inc.	5,920,124	1,170,941,326
Professional Services-1.02%
Automatic Data Processing, Inc.	8,450,607	1,716,994,330
Paychex, Inc.	7,533,894	694,022,315
Thomson Reuters Corp. (Canada)	9,336,235	840,074,426
Verisk Analytics, Inc.	2,895,103	549,345,794
		3,800,436,865
Real Estate Management & Development-0.10%
CoStar Group, Inc.(b)	8,810,523	355,416,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
March 31, 2026
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-25.79%
Advanced Micro Devices, Inc.(b)	34,218,494	$6,961,068,234
Analog Devices, Inc.	10,246,271	3,259,748,656
Applied Materials, Inc.	16,655,977	5,692,846,379
ARM Holdings PLC, ADR(b)	2,930,894	443,385,644
ASML Holding N.V., New York Shares (Netherlands)	1,844,574	2,436,368,676
Broadcom, Inc.	36,044,704	11,156,196,335
Intel Corp.(b)	104,833,251	4,626,291,367
KLA Corp.	2,750,991	4,050,586,658
Lam Research Corp.	26,208,756	5,599,762,807
Marvell Technology, Inc.	18,284,211	1,811,051,100
Microchip Technology, Inc.	11,358,417	733,867,322
Micron Technology, Inc.	23,621,754	7,980,373,371
Monolithic Power Systems, Inc.	1,030,894	1,127,127,955
NVIDIA Corp.	184,736,390	32,218,026,416
NXP Semiconductors N.V. (Netherlands)	5,303,380	1,044,023,387
QUALCOMM, Inc.	22,393,837	2,883,878,329
Texas Instruments, Inc.	19,047,332	3,697,849,035
		95,722,451,671
Software-13.24%
Adobe, Inc.(b)	8,555,289	2,079,619,650
AppLovin Corp., Class A(b)	6,444,719	2,564,998,162
Atlassian Corp., Class A(b)	3,559,717	242,950,685
Autodesk, Inc.(b)	4,449,398	1,065,185,881
Cadence Design Systems, Inc.(b)	5,794,512	1,610,121,050
CrowdStrike Holdings, Inc., Class A(b)	5,290,909	2,065,623,783
Datadog, Inc., Class A(b)	6,894,133	813,852,401
Fortinet, Inc.(b)	15,529,269	1,269,051,863
Intuit, Inc.	5,804,080	2,509,568,110
	Shares	Value
Software-(continued)
Microsoft Corp.	56,451,992	$20,896,833,879
Palantir Technologies, Inc., Class A(b)	48,092,628	7,034,989,624
Palo Alto Networks, Inc.(b)	17,125,958	2,745,633,587
Roper Technologies, Inc.	2,160,212	764,412,618
Strategy, Inc., Class A(b)	6,592,466	822,739,757
Synopsys, Inc.(b)	4,020,409	1,594,011,760
Workday, Inc., Class A(b)	4,474,032	581,266,237
Zscaler, Inc.(b)	3,374,563	473,417,443
		49,134,276,490
Specialty Retail-0.83%
O’Reilly Automotive, Inc.(b)	17,597,875	1,624,459,841
Ross Stores, Inc.	6,788,360	1,470,562,427
		3,095,022,268
Technology Hardware, Storage & Peripherals-8.63%
Apple, Inc.	111,610,734	28,325,688,182
Seagate Technology Holdings PLC	4,576,848	1,793,025,972
Western Digital Corp.	7,115,557	1,924,687,013
		32,043,401,167
Trading Companies & Distributors-0.30%
Fastenal Co.	24,100,706	1,118,272,758
Wireless Telecommunication Services-1.31%
T-Mobile US, Inc.	23,125,514	4,857,051,705
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $406,158,332,821)		370,694,233,564
OTHER ASSETS LESS LIABILITIES-0.12%		427,203,822
NET ASSETS-100.00%		$371,121,437,386

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini NASDAQ 100 Index	700	June-2026	$334,810,000	$(12,010,863)	$(12,010,863)

(a)	Futures contracts collateralized by $39,379,344 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities
March 31, 2026
(Unaudited)

Invesco QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$370,694,233,564
Cash	474,061,831
Deposits with brokers:
Cash collateral-futures contracts	39,379,344
Receivable for:
Dividends	90,102,877
Investments sold	3,114,944,317
Fund shares sold	1,732,323,544
Total assets	376,145,045,477
Liabilities:
Due to broker	801,610
Payable for:
Investments purchased	1,730,524,620
Fund shares repurchased	3,118,182,380
Accrued unitary management fees	174,099,481
Total liabilities	5,023,608,091
Net Assets	$371,121,437,386
Net assets consist of:
Shares of beneficial interest	$376,462,163,732
Distributable earnings (loss)	(5,340,726,346)
Net Assets	$371,121,437,386
Shares outstanding (unlimited amount authorized, $0.01 par value)	642,700,000
Net asset value	$577.44
Market price	$966.18
Investments in securities, at cost	$406,158,332,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Operations
For the six months ended March 31, 2026
(Unaudited)

Invesco QQQ TrustSM, Series 1 (QQQ)
Investment income:
Dividend income	$1,327,181,941
Foreign withholding tax	(4,440,775)
Total investment income	1,322,741,166
Expenses:
Unitary management fees	217,069,343
Licensing fees	69,190,586
Trustee fees	36,714,284
Proxy fees	56,270,884
Other expenses	2,610,967
Total expenses	381,856,064
Net investment income	940,885,102
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(6,097,722,145)
In-kind redemptions	49,519,551,145
Futures contracts	(7,617,402)
Net realized gain	43,414,211,598
Change in net unrealized appreciation (depreciation) of:
Investment securities	(58,563,108,339)
Futures contracts	(12,010,863)
Change in net unrealized appreciation (depreciation)	(58,575,119,202)
Net realized and unrealized gain (loss)	(15,160,907,604)
Net increase (decrease) in net assets resulting from operations	$(14,220,022,502)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Changes in Net Assets
For the six months ended March 31, 2026 and the year ended September 30, 2025
(Unaudited)

	Invesco QQQ TrustSM, Series 1 (QQQ)
	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Operations:
Net investment income	$940,885,102	$1,779,222,203
Net realized gain	43,414,211,598	55,060,201,495
Change in net unrealized appreciation (depreciation)	(58,575,119,202)	15,061,708,104
Net increase (decrease) in net assets resulting from operations	(14,220,022,502)	71,901,131,802
Distributions to Shareholders from:
Distributable earnings	(997,771,988)	(1,788,466,678)
Shareholder Transactions:
Proceeds from shares sold	271,899,087,413	382,350,437,994
Value of shares repurchased	(270,834,724,252)	(361,627,925,070)
Net increase in net assets resulting from share transactions	1,064,363,161	20,722,512,924
Net increase (decrease) in net assets	(14,153,431,329)	90,835,178,048
Net assets:
Beginning of period	385,274,868,715	294,439,690,667
End of period	$371,121,437,386	$385,274,868,715
Changes in Shares Outstanding:
Shares sold	445,700,000	736,650,000
Shares repurchased	(444,650,000)	(698,200,000)
Shares outstanding, beginning of period	641,650,000	603,200,000
Shares outstanding, end of period	642,700,000	641,650,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights
Invesco QQQ TrustSM, Series 1 (QQQ)
	Six Months Ended March 31, 2026 (Unaudited)	Years Ended September 30,
		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$600.44	$488.13	$358.33	$267.21	$357.77	$278.19
Net investment income(a)	1.44	2.83	3.03	2.17	2.01	1.79
Net realized and unrealized gain (loss) on investments	(22.91)	112.32	129.81	91.12	(90.60)	79.56
Total from investment operations	(21.47)	115.15	132.84	93.29	(88.59)	81.35
Distributions to shareholders from:
Net investment income	(1.53)	(2.84)	(3.04)	(2.17)	(1.97)	(1.77)
Net asset value at end of period	$577.44	$600.44	$488.13	$358.33	$267.21	$357.77
Market price at end of period(b)	$966.18	$-	$-	$-	$-	$-
Net Asset Value Total Return(c)	(3.63)%	23.63%	37.21%	34.98%	(24.86)%	29.30%
Market Price Total Return(c)	(3.38)%	- %	- %	- %	- %	- %
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$371,121,437	$385,274,869	$294,439,691	$196,578,985	$147,796,268	$182,464,660
Ratio to average net assets of:
Expenses	0.19%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.47%(d)	0.54%	0.70%	0.68%	0.59%	0.54%
Portfolio turnover rate(e)	10%	8%	8%	22%	7%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco QQQ TrustSM, Series 1
March 31, 2026
(Unaudited)
NOTE 1—Organization
The Invesco QQQ TrustSM, Series 1 (the “Trust”) is organized under the laws of the State of New York pursuant to a Trust Indenture and Agreement. Effective after market close on December 19, 2025, the classification of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), changed from a unit investment trust to an open-end management investment company.
The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of a Share may differ to some degree from the Trust’s net asset value (“NAV”). Unlike conventional mutual funds, the Trust issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Trust’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Trust.
The investment objective of the Trust is to seek to track the investment results, before fees and expenses, of the Nasdaq—100 Index® (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser,” and prior to market close on December 19, 2025, the "Sponsor") may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

Financial Highlights. Transaction costs are included in the calculation of the Trust’s NAV and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Trust declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, the Trust distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Trust’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Trust’s financial statements.
F.
Expenses - Effective December 20, 2025, the Trust entered into an Investment Advisory Agreement whereby it has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Trust, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
The Trust is responsible for any of its expenses excluded from the unitary management fee.
To the extent the Trust invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Trust and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
Prior to market close on December 19, 2025, the Trust was responsible for Trustee fees (including fees for extraordinary expenses and other services) owed to The Bank of New York Mellon ("BNY"), which previously served as the Trustee (in such capacity, the "former Trustee"), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the former Trustee with respect to Shares, expenses and costs of any action taken by the former Trustee or the Sponsor to protect the Trust and the rights and interests of beneficial owners of Shares, indemnification of the former Trustee or the Sponsor, expenses incurred in contacting beneficial owners of Shares (including proxy fees), brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.
In addition, prior to market close on December 19, 2025, the Trust was charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph were charged to the Trust in an amount equal to the actual costs incurred, but did not exceed 0.20% per annum of the daily NAV of the Trust.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s current governing instruments, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
J.
Futures Contracts - The Trust may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. The Trust will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statement of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Trust recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Trust’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Trust were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Trust would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Other Risks
ADR Risk. The Trust may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Trust. The Trust has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Trust are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Trust and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Trust Shares, and Shares may be more likely to trade at a premium or discount to the Trust’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Trust holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Trust invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Trust holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", the Trust is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Trust may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Trust rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Trust’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Trust’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Trust will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Trust may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Trust invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Trust’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Trust has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.

During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.
Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. The Trust is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Trust’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Trust’s performance.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Trust, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Trust’s investments, managing the Trust’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, the Trust accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.18% of the Trust’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Trust, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Prior to market close on December 19, 2025, the Trust accrued daily and paid monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to the Nasdaq, Inc. (the "Licensor") for a license to use the Underlying Index as a basis for determining the composition and weighting of securities held by the Trust.
Prior to market close on December 19, 2025, the Sponsor had entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust was at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and other Nasdaq-related products of the Sponsor and its affiliates, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and other Nasdaq-related products of the Sponsor and its affiliates, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, exceeded 0.09% of the aggregate average net assets.
The former Trustee received a fee at the annual rates listed below for the following services: maintaining the Trust’s accounting records, acting as custodian and transfer agent to the Trust, providing administrative services, including filing of all required regulatory reports, determining the composition of the portfolio of securities that was delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Underlying Index.
Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	0.10% per annum
$500,000,000-$2,499,999,999*	0.08% per annum
$2,500,000,000-$24,999,999,999*	0.06% per annum
$25,000,000,000-$49,999,999,999*	0.05% per annum
$50,000,000,000 and above*	0.04% per annum
*
The fee indicated applied to that portion of the net assets of the Trust that fell in the size category indicated and was computed each business day on the basis of the net assets of the Trust on such day.
The Sponsor had undertaken that on each day prior to market close on December 19, 2025, the ordinary operating expenses of the Trust as calculated by the former Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily NAV of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeded such 0.20% amount, the Sponsor had agreed to reimburse the Trust for or assume such excess ordinary operating expenses.

Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by the Trust in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Trust’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended March 31, 2026, no fees were waived.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Trust. The Distributor does not maintain a secondary market in the Shares. The Trust is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Trust with the Licensor.
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Trust. The Trust is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Trust is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Trust.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Trust.
For the six months ended March 31, 2026, the Trust incurred $138,852 in brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Trust. Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statement of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2026, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 5—Derivative Investments
The Trust may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which the Trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End
The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of March 31, 2026:
Value
QQQ TrustSM, Series 1
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(12,010,863)
Derivatives not subject to master netting agreements	12,010,863
Total Derivative Liabilities subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities for futures contracts, if any.

Effect of Derivative Investments for the Six-Month Period Ended March 31, 2026
The table below summarizes the Trust’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) of Statement of Operations
QQQ TrustSM, Series 1
Equity Risk
Realized Gain (Loss):
Futures contracts	$(7,617,402)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(12,010,863)
Total	$(19,628,265)
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
QQQ TrustSM, Series 1
Futures contracts	$204,263,117
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of September 30, 2025, as follows:
No expiration
Short-Term	Long-Term	Total*
$-	$12,305,486,705	$12,305,486,705

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended March 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $38,693,784,769 and $39,129,742,810, respectively.
For the six months ended March 31, 2026, in-kind transactions associated with creations and redemptions were $271,750,527,211 and $270,684,762,783, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of March 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$13,503,562,162
Aggregate unrealized (depreciation) of investments	(49,947,746,060)
Net unrealized appreciation (depreciation) of investments	$(36,444,183,898)
Cost of investments for tax purposes is $407,126,406,599.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Trust’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Trust. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Trust.
NOTE 9—Capital
Shares are issued and redeemed by the Trust only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Trust.
To the extent that the Trust permits transactions in exchange for Deposit Securities, the Trust may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Trust for creations and redemptions, which are treated as increases in capital.
Transactions in the Trust’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Proxy Results
A Special Meeting (“Meeting”) of Shareholders of Invesco QQQ TrustSM, Series 1 (the “Fund”) was held on October 24, 2025, and was adjourned until December 5, 2025, and was then further adjourned until December 19, 2025, for the following purpose:
(1) Approve amendments to the Trust’s Trust Indenture and Agreement and Standard Terms and Conditions of Trust that are intended to change the Trust’s classification under the Investment Company Act of 1940, as amended, from a unit investment trust to an open-end management investment company.
(2) Approve the election of nine (9) trustees to serve on a newly established Board of Trustees of the Trust.
(3) Approve an investment advisory agreement between the Trust and Invesco Capital Management LLC.
The December 19, 2025 results of the voting on the above matters were as follows:
Matter		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1)	To approve amendments to the Trust’s Trust Indenture and Agreement and Standard Terms and Conditions of Trust that are intended to change the Trust’s classification under the Investment Company Act of 1940, as amended, from a unit investment trust an open-end management investment company.	331,529,065	15,583,973	12,010,322
(2)	To approve the election of nine (9) trustees to serve on a newly established Board of Trustees of the Trust.
	(01) Ronn R. Bagge	415,006,752	31,062,557
	(02) Todd J. Barre	415,722,306	30,347,002
	(03) Brian Hartigan	418,395,577	27,673,732
	(04) Victoria J. Herget	418,049,256	28,020,052
	(05) Marc M. Kole	415,665,828	30,403,481
	(06) Yung Bong Lim	415,668,252	30,401,057
	(07) Joanne Pace	418,216,503	27,852,806
	(08) Gary R. Wicker	415,756,099	30,313,210
	(09) Donald H. Wilson	415,790,108	30,279,201
(3)	To approve an investment advisory agreement between the Trust and Invesco Capital Management LLC.	328,990,992	14,056,228	16,075,135	86,945,954

Approval of Investment Advisory Contracts
At a meeting held on December 19, 2025, the Board of Trustees of Invesco QQQ Trust, Series 1 (the “Trust” or the “Fund”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust.
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as the Adviser’s processes and resources for monitoring the tracking error and correlation with respect to the performance of the Fund and its underlying index.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for the Fund.
The Trustees considered that the Fund was previously structured and operated as a unit investment trust (“UIT Fund”) that did not have an investment adviser, and that the Adviser served as the UIT Fund’s sponsor, without compensation from the UIT Fund, in accordance with the UIT Fund’s standard terms and conditions of trust, a trust indenture and agreement and an agency agreement, each as amended from time to time. The Trustees noted that as a UIT Fund, the Fund’s investment objective was to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index® (the “Underlying Index”) and that there is no change to the Fund’s investment objective as a result of the Fund’s conversion from a UIT Fund to an open-end management investment company. The Trustees considered that the trustee of the UIT Fund had delegated trading authority for rebalancing the UIT Fund’s portfolio to the Adviser, and the Trustees reviewed the UIT Fund’s performance compared to that of the Underlying Index.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:
Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco QQQ Trust, Series 1	Same as median (26)	Lower than median (18)	Lower than median (155)	Lower than median (4)
The Trustees also considered the Fund’s proposed unitary advisory fee as compared to the unitary advisory fee charged by the Adviser to a comparable ETF managed by the Adviser and overseen by the Board, noting that the Fund’s proposed unitary

Approval of Investment Advisory Contracts—(continued)
advisory fee was higher.  The Trustees considered differences between the Fund and the comparable ETF, including additional fees that the Adviser will be required to pay to the Fund’s administrator, custodian and transfer agent in order to operate the Fund.  The Trustees also noted that the Fund’s proposed unitary advisory fee was reduced below the total expense ratio of the UIT Fund.
Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the proposed unitary advisory fee, the Trustees considered information provided by the Adviser on the pro forma revenues estimated to be received by the Adviser under the Investment Advisory Agreement for the Fund.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Board considered whether the proposed unitary advisory fee rate for the Fund was reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the unitary advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Fund, and noted that the Adviser does not anticipate being a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as the Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that the Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits expected to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-QQQ-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco QQQ TrustSM, Series 1

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: June 1, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:June 1, 2026